Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents the key performance information of the Company’s reportable segments (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Revenue:
Net licensing revenue	$2,885,000	$2,456,000	$5,788,000	$5,050,000
Design and service fee income	289,000	368,000	574,000	654,000
Design and licensing revenues	3,174,000	2,824,000	6,362,000	5,704,000
Retail sales	32,000	-	32,000	-
Total revenues	$3,206,000	$2,824,000	$6,394,000	$5,704,000

Operating loss:
Design and licensing	$(1,370,000)	$(810,000)	$(831,000)	$(122,000)
Retail	(93,000)	-	(93,000)	-
Total operating loss	$(1,463,000)	$(810,000)	$(924,000)	$(122,000)

	Three Months Ended		Six Months Ended
Capital Expenditures	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Property and equipment:
Design and licensing	$46,000	$47,000	$97,000	$91,000
Retail	118,000	-	118,000	-
Total capital expenditures	$164,000	$47,000	$215,000	$91,000

Long Lived Assets	June 30, 2013	December 31, 2012
Trademarks and other intangibles, net:
Design and licensing	$45,572,000	$45,835,000
Retail	-	-
Total Trademarks and other intangibles, net	$45,572,000	$45,835,000
Property and equipment:
Design and licensing	$1,033,000	$1,113,000
Retail	117,000	-
Total property and equipment	$1,150,000	$1,113,000